Aptus Drawdown Managed Equity ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%		Shares	Value
Basic Materials - 2.0%
Linde PLC		6,650	$2,966,698
Newmont Corporation		15,971	682,281
Sherwin-Williams Company		2,630	941,961
			4,590,940

Communications - 15.1%
Alphabet, Inc. - Class C		47,875	9,843,100
Amazon.com, Inc. (a)		42,638	10,134,200
Comcast Corporation - Class A		20,307	683,534
Meta Platforms, Inc. - Class A		9,870	6,802,207
Motorola Solutions, Inc.		4,192	1,967,096
Netflix, Inc. (a)		3,399	3,320,007
T-Mobile US, Inc.		9,750	2,271,457
			35,021,601

Consumer, Cyclical - 9.5%
Costco Wholesale Corporation		2,533	2,482,036
Lowe's Companies, Inc.		10,462	2,720,539
Marriott International, Inc. - Class A		9,044	2,628,096
McDonald's Corporation		7,690	2,220,103
PulteGroup, Inc.		14,337	1,631,264
Tesla, Inc. (a)		12,859	5,202,751
TJX Companies, Inc.		16,768	2,092,479
Walmart, Inc.		31,433	3,085,463
			22,062,731

Consumer, Non-cyclical - 15.2%
Abbott Laboratories		15,784	2,019,247
AbbVie, Inc.		8,776	1,613,906
Altria Group, Inc.		24,922	1,301,676
Amgen, Inc.		2,845	812,020
Automatic Data Processing, Inc.		2,447	741,465
Bristol-Myers Squibb Company		28,005	1,650,895
Cintas Corporation		10,140	2,033,780
Elevance Health, Inc.		2,551	1,009,431
Eli Lilly & Company		3,637	2,949,898
Intuitive Surgical, Inc. (a)		4,406	2,519,703
McCormick & Company, Inc.		20,274	1,565,761
Merck & Company, Inc.		15,645	1,546,039
PepsiCo, Inc.		17,101	2,576,950
Procter & Gamble Company		10,757	1,785,554
Quanta Services, Inc.		2,142	658,901
Stryker Corporation		10,756	4,208,715
Thermo Fisher Scientific, Inc.		4,618	2,760,410
UnitedHealth Group, Inc.		4,820	2,614,802
Vertex Pharmaceuticals, Inc. (a)		2,280	1,052,630
			35,421,783

Energy - 2.9%
Diamondback Energy, Inc.		9,406	1,545,970
EOG Resources, Inc.		8,244	1,037,013
Exxon Mobil Corporation		34,847	3,722,705
Schlumberger NV		13,305	535,925
			6,841,613

Financial - 15.0%
Bank of America Corporation		50,445	2,335,603
Berkshire Hathaway, Inc. - Class B (a)		8,430	3,950,888
Blackrock, Inc.		2,757	2,965,153
Citigroup, Inc.		20,639	1,680,634
Digital Realty Trust, Inc.		8,763	1,435,905
Intercontinental Exchange, Inc.		10,266	1,640,815
JPMorgan Chase & Company		18,894	5,050,366
Marsh & McLennan Companies, Inc.		9,151	1,984,669
Morgan Stanley		19,722	2,730,116
Progressive Corporation		14,721	3,627,843
Prologis, Inc.		16,511	1,968,937
Public Storage		3,314	989,163
Visa, Inc. - Class A		13,357	4,565,423
			34,925,515

Industrial - 6.1%
Caterpillar, Inc.		10,326	3,835,489
CSX Corporation		66,226	2,176,849
Deere & Company		3,352	1,597,429
Eaton Corporation PLC		3,915	1,278,013
Honeywell International, Inc.		9,283	2,076,793
Lockheed Martin Corporation		6,856	3,173,985
			14,138,558

Technology - 30.5%(b)
Accenture PLC - Class A		7,213	2,776,644
Analog Devices, Inc.		9,245	1,958,923
Apple, Inc.		68,612	16,192,432
Applied Materials, Inc.		17,559	3,166,766
Broadcom, Inc.		29,346	6,493,390
Broadridge Financial Solutions, Inc.		4,228	1,007,194
Crowdstrike Holdings, Inc. - Class A (a)		4,376	1,741,954
Fiserv, Inc. (a)		11,566	2,498,719
Intuit, Inc.		3,573	2,149,195
Microsoft Corporation		33,723	13,997,068
NVIDIA Corporation		114,781	13,781,755
ServiceNow, Inc. (a)		3,898	3,969,645
Tyler Technologies, Inc. (a)		2,253	1,355,495
			71,089,180

Utilities - 2.2%
Duke Energy Corporation		12,884	1,442,879
NextEra Energy, Inc.		20,693	1,480,791
Southern Company		26,298	2,207,717
			5,131,387
TOTAL COMMON STOCKS (Cost $179,204,682)			229,223,308

PURCHASED OPTIONS - 0.5%(a)(d)(e)	Notional Amount	Contracts	Value
Put Options - 0.5%			$–
S&P 500 Index, Expiration: 04/17/2025; Exercise Price: $4,225.00 (c)	$ 1,208,106,000	2,000	1,280,000
TOTAL PURCHASED OPTIONS (Cost $1,406,464)			1,280,000

SHORT-TERM INVESTMENTS - 0.7%			Value
Money Market Funds - 0.7%		Shares
First American Treasury Obligations Fund - Class X, 4.31% (f)		1,569,904	1,569,904
TOTAL SHORT-TERM INVESTMENTS (Cost $1,569,904)			1,569,904

TOTAL INVESTMENTS - 99.7% (Cost $182,181,050)			232,073,212
Other Assets in Excess of Liabilities - 0.3%			755,768
TOTAL NET ASSETS - 100.0%			$232,828,980
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
January 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.3)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.3)%
S&P 500 Index, Expiration: 04/17/2025; Exercise Price: $3,500.00	$(1,208,106,000)	(2,000)	$(690,000)
TOTAL WRITTEN OPTIONS (Premiums received $693,536)			$(690,000)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Aptus Drawdown Managed Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$229,223,308	$–	$–	$229,223,308
Purchased Options	–	1,280,000	–	1,280,000
Money Market Funds	1,569,904	–	–	1,569,904
Total Investments	$230,793,212	$1,280,000	$–	$232,073,212

Liabilities:
Investments:
Written Options	$–	$(690,000)	$–	$(690,000)
Total Investments	$–	$(690,000)	$–	$(690,000)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.